As filed with the Securities and Exchange Commission on January 12, 2018

File Nos. 33-499 and 811-4417

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under the Securities Act of 1933

Post-Effective Amendment No. 57

and

Registration Statement Under the Investment Company Act of 1940

Amendment No. 58

SHELTON FUNDS

(Exact Name of Registrant as Specified in its Charter)

1050 17th Street, Suite 1710, Denver, CO 80265

(Address of Principal Executive Office)

Registrant's Telephone Number: (415) 398-2727

STEPHEN C. ROGERS

1050 17th Street, Suite 1710, Denver, CO 80265

(Name and Address of Agent for Service)

It is proposed that this filing will become effective:

|X|	immediately upon filing pursuant to Rule 485(b)

|_|	on (date) pursuant to Rule 485(b)

|_|	60 days after filing pursuant to Rule 485(a)(1)

|_|	75 days after filing pursuant to Rule 485(a)(2)

|_|	on (date) pursuant to Rule 485(a)

Please Send Copy of Communications to:

Peter H. Schwartz, Esq.

Davis Graham & Stubbs LLP

1550 17th Street, Suite 500

Denver, CO  80202

Telephone: (303) 892-7381

EXPLANATORY NOTE

This Post-Effective Amendment No. 57 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 56 filed December 28, 2017 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Denver, the State of Colorado, on January 12, 2018.

SHELTON FUNDS

(Registrant)

By /s/ Stephen C. Rogers*

Stephen C. Rogers, Chairman

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Stephen C. Rogers*		Principal Executive Officer,	January 12, 2018
Stephen C. Rogers		and Trustee

/s/ Kevin T. Kogler*		Trustee	January 12, 2018
Kevin T. Kogler

/s/ Stephen H. Sutro*		Trustee	January 12, 2018
Stephen H. Sutro

/s/ Marco L. Quazzo*		Trustee	January 12, 2018
March L. Quazzo

/s/ William P. Mock		Principal Financial and Accounting Officer	January 12, 2018
William P. Mock

* By:	/s/ Gregory T. Pusch

Gregory T. Pusch, Attorney-in-Fact Pursuant to Power of Attorney is incorporated by reference to Post-Effective Amendment No. 56 to the Registration Statement as filed on December 28, 2017.

EXHIBIT INDEX

Exhibit No.	Exhibit
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CALC	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase